Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation
Asset retirement obligations at beginning of year	$ 32	$ 32
Accretion expense	2	2
Change in estimate	0	(2)
Liabilities settled	(6)	0
Foreign currency effect on reserve balance	(1)	0
Asset retirement obligations at end of year	$ 27	$ 32